Organization and Business Operations, Proposed Business Combination (Q1) (Details)		3 Months Ended	12 Months Ended
	Sep. 12, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	May 01, 2024 shares	Dec. 29, 2023 shares	Apr. 25, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 01, 2021 $ / shares
Proposed Business Combination [Abstract]
Stock conversion basis at time of business combination		1	1
Number of common shares equal to common conversion ratio (in shares) | shares	10
Notice extension period	30 days
Number of business days		10 days	10 days
Adjusted exercise price (in dollars per share) | $ / shares	$ 11.5
Excise tax payable | $		$ 2,235,006	$ 2,235,006				$ 0
Subsequent Event [Member] | Public Warrants [Member]
Proposed Business Combination [Abstract]
Number of securities called by each Unit (in shares) | shares				0.50
Maximum [Member]
Proposed Business Combination [Abstract]
Period to close business combination following satisfaction or waiver of all closing conditions		2 days	2 days
DevvStream Corp. [Member]
Proposed Business Combination [Abstract]
Share price (in dollars per share) | $ / shares	$ 0.6316
Consideration to be paid | $	$ 145,000,000
Share consideration price (in dollars per share) | $ / shares	$ 10.2
Notice extension period	60 days
Number of business days	30 days
Reverse stock split	0.5
Common stock subject to possible redemption (in shares) | shares		21,282,422
Excise tax payable | $			$ 2,235,006
Class A Common Stock [Member]
Proposed Business Combination [Abstract]
Common stock subject to possible redemption (in shares) | shares		1,717,578	1,717,578		3,985,213	21,282,422	23,000,000
Excise tax payable | $		$ 2,235,006	$ 2,235,006
Class A Common Stock [Member] | Public Warrants [Member]
Proposed Business Combination [Abstract]
Adjusted exercise price (in dollars per share) | $ / shares								$ 11.5
Class A Common Stock [Member] | Subsequent Event [Member]
Proposed Business Combination [Abstract]
Number of securities called by each Unit (in shares) | shares				1
Sponsor [Member]
Proposed Business Combination [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of founder shares		360 days	360 days
Threshold trading days		20 days	20 days
Threshold consecutive trading days		30 days	30 days
Period after initial business combination		150 days	150 days
Sponsor [Member] | Minimum [Member]
Proposed Business Combination [Abstract]
Share price (in dollars per share) | $ / shares	$ 12
Sponsor [Member] | Class B Common Stock [Member]
Proposed Business Combination [Abstract]
Percentage of common shares to be forfeited upon closing of proposed transactions	10.00%
Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Proposed Business Combination [Abstract]
Percentage of common shares or warrants to be forfeited	30.00%